Provisions (Details) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Movements in allowances
As of January 1	€ 1,532
Translation differences	29
Reclassifications	52
Charged to income statement:
Additions	745
Reversals	(145)
Total charged to income statement	600
Utilized during year	(644)
As December 31	1,569
Non-current	645
Current	924
Restructuring
Movements in allowances
As of January 1	441
Translation differences	1
Reclassifications	(5)
Charged to income statement:
Additions	221
Reversals	(38)
Total charged to income statement	183
Utilized during year	(308)
As December 31	312
Non-current	156
Current	156
Transfer of other provisions to accrued expenses	€ 69
Period of expected cash outflows	2 years
Warranty
Movements in allowances
As of January 1	€ 220
Translation differences	1
Charged to income statement:
Additions	197
Reversals	(17)
Total charged to income statement	180
Utilized during year	(147)
As December 31	254
Non-current	19
Current	€ 235
Period of expected cash outflows	18 months
Litigation
Movements in allowances
As of January 1	€ 73
Translation differences	2
Reclassifications	(1)
Charged to income statement:
Additions	81
Reversals	(20)
Total charged to income statement	61
Utilized during year	(33)
As December 31	102
Non-current	14
Current	88
Environmental
Movements in allowances
As of January 1	113
Translation differences	8
Charged to income statement:
Additions	36
Reversals	(1)
Total charged to income statement	35
Utilized during year	(7)
As December 31	149
Non-current	133
Current	16
Project losses
Movements in allowances
As of January 1	276
Translation differences	3
Charged to income statement:
Additions	22
Reversals	(3)
Total charged to income statement	19
Utilized during year	(63)
As December 31	235
Non-current	124
Current	111
Divestment-related
Movements in allowances
As of January 1	49
Reclassifications	(12)
Charged to income statement:
Additions	12
Reversals	(3)
Total charged to income statement	9
As December 31	46
Non-current	43
Current	3
Material liability
Movements in allowances
As of January 1	130
Charged to income statement:
Additions	35
Reversals	(36)
Total charged to income statement	(1)
Utilized during year	(40)
As December 31	89
Non-current	13
Current	€ 76
Period of expected cash outflows	12 months
Other provisions
Movements in allowances
As of January 1	€ 230
Translation differences	14
Reclassifications	70
Charged to income statement:
Additions	141
Reversals	(27)
Total charged to income statement	114
Utilized during year	(46)
As December 31	382
Non-current	143
Current	€ 239
Period of expected cash outflows	2 years